[Letterhead of Wachtell, Lipton, Rosen & Katz]

VIA EMAIL AND HAND DELIVERY

Mr. Paul M. Dudek

Division of Corporation Finance

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Ms. Angela McHale

Division of Corporation Finance

U.S. Securities and Exchange Commission

Mail Stop 3010

100 F Street, N.E.

Washington, DC 20549

Mr. Michael E. McTiernan

Division of Corporation Finance

U.S. Securities and Exchange Commission

100 F. Street, N.E.

Washington, DC 20549

Mr. John C. Roeser

Division of Trading and Markets

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Alpha Beta Netherlands Holding N.V.
Registration Statement on Form F-4

Mr. Dudek, Ms. McHale, Mr. McTiernan and Mr. Roeser:

On behalf of Alpha Beta Netherlands Holding N.V., a naamloze vennootschap organized under the laws of the Netherlands (“Holdco”), attached is a registration statement on Form F-4 (the “Registration Statement”) relating to the issuance of ordinary shares, nominal value €1.00 per share, of Holdco proposed to be issued pursuant to the Business Combination Agreement, dated as of February 15, 2011 (the “Business Combination Agreement”), by and among Holdco, NYSE Euronext, a Delaware corporation, Deutsche Börse AG, an Aktiengesellschaft organized under the laws of the Federal Republic of Germany, and Pomme Merger Corporation, a Delaware corporation and wholly owned subsidiary of Holdco.

The Registration Statement contains two forms of prospectuses: (1) a proxy statement/prospectus that will be delivered to the NYSE Euronext stockholders to adopt the Business Combination Agreement and approve certain the transactions contemplated thereby; and (2) a prospectus in connection with the issuance of Holdco shares in an exchange offer to be made by Holdco for all of the outstanding shares of Deutsche Börse.

Supplementally, we are delivering to Ms. McHale five copies of a blackline of the Registration Statement which shows the changes that have made to the draft that Holdco submitted to you on a confidential basis on March 15, 2011.

If you have any questions or require any additional information in connection with the submission of this Registration Statement, please do not hesitate to contact the undersigned at (212) 403-1327, David K. Lam at (212) 403-1394 or Scott I. Sonnenblick of Linklaters LLP at (212) 903-9292.

Very truly yours,

/s/ David C. Karp

David C. Karp

Enclosure

cc:	Brendon Weiss
NYSE Euronext
801 Pennsylvania Avenue, NW
Suite 630
Washington, D.C. 20004

David K. Lam
Wachtell, Lipton, Rosen & Katz
51 West 52nd Street
New York, New York 10019

Dr. Cord Gebhardt
Deutsche Börse AG
Neue Börsenstraße 1
60487 Frankfurt, Germany

Scott I. Sonnenblick
Jeffrey C. Cohen
Linklaters LLP
1345 Avenue of the Americas
New York, NY 10105